Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000102880 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust North American Energy Infrastructure Fund
Class Name	First Trust North American Energy Infrastructure Fund
Trading Symbol	EMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust North American Energy Infrastructure Fund (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMLP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMLP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust North American Energy Infrastructure Fund	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.48% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, a blended benchmark consisting of a 50/50 blend of the PHLX Utility Sector Index and the Alerian MLP Total Return Index, which returned 30.60% for the same Period.
This outperformance was attributable to overweight positions in natural gas pipeline companies that outperformed the blended benchmark that are also not included in the blended benchmark. Underweight positions in crude oil pipeline master limited partnerships relative to the blended benchmark also contributed to the Fund’s relative performance. Energy Income Partners, LLC, the Fund’s sub-advisor, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the blended benchmark.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by multiple contractions of some renewable developers and a liquefied natural gas infrastructure company in the Fund.
Top Contributors:
  DT Midstream, Inc.
  Targa Resources Corp.
  Kinder Morgan, Inc.
  ONEOK, Inc.
  Energy Transfer, L.P.

Top Detractors:
  NextEra Energy Partners, L.P.
  Cheniere Energy Partners, L.P.
  USA Compression Partners, L.P.
  Exelon Corp.
  Northland Power, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust North American Energy Infrastructure Fund	34.48%	10.80%	6.16%
Blended Benchmark(1)	30.60%	13.30%	7.09%
S&P 500® Index	38.02%	15.27%	13.00%
(1)
The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 27 most prominent energy Master Limited Partnerships (MLPs).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EMLP for more recent performance information.
Net Assets	$ 2,790,077,299
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 23,532,551
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$2,790,077,299
Total number of portfolio holdings	64
Total advisory fee paid	$23,532,551
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	8.3%
Energy Transfer, L.P.	7.0%
ONEOK, Inc.	5.3%
Kinder Morgan, Inc.	4.8%
DT Midstream, Inc.	4.5%
Plains GP Holdings, L.P., Class A	4.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.0%
Sempra	4.0%
MPLX, L.P.	3.8%
Targa Resources Corp.	3.4%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	8.3%
Energy Transfer, L.P.	7.0%
ONEOK, Inc.	5.3%
Kinder Morgan, Inc.	4.8%
DT Midstream, Inc.	4.5%
Plains GP Holdings, L.P., Class A	4.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.0%
Sempra	4.0%
MPLX, L.P.	3.8%
Targa Resources Corp.	3.4%

C000105232 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Senior Loan Fund
Class Name	First Trust Senior Loan Fund
Trading Symbol	FTSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Senior Loan Fund (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Senior Loan Fund	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.42% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the Morningstar® LSTA® US Leveraged Loan Index, which returned 10.56% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality: The Fund maintained a defensive high-quality bias. Performance across the credit quality spectrum was mixed during the Period but lower quality assets generally outperformed. The Fund benefited from underweight allocations to assets rated CCC and below and assets rated BB. Conversely, the Fund’s underweight allocation to assets rated B and overweight allocation to higher-quality assets rated BBB were detractors to Fund performance.
  Asset Type: The Fund’s high yield bond allocation was a significant positive contributor to performance relative to the benchmark as high yield bonds broadly outperformed loans during the Period. The Fund began the Period with an 11.64% allocation to bonds and ended the Period with a 12.02% allocation to bonds. Mitigating that benefit was the Fund’s selection of loans and its net cash position.
  Sector/Industry: Relative to the benchmark, the primary contributors to the Fund’s performance were selection within the Media & Entertainment sector, an underweight allocation to the Transportation sector, and selection within the Food, Beverage & Tobacco sector. Conversely, the Fund’s selection within the Software & Services, Pharmaceuticals, and Biotechnology & Life Sciences sectors, as well as its overweight allocation to the Defensive Insurance sector, were the primary detractors to Fund performance.
  Loan Spreads, Yields and Prices: Loan spreads over the Secured Overnight Financing Rate compressed by 100 basis points (“bps”) to S+444 bps. While loan spreads ended the Period below the long-term average of S+516 bps (December 1997 – October 2024), yields of 9.09% remain well above the long-term average of 6.99% (January 1999 – October 2024) driven by elevated base rates. Loan prices increased by $2.14 to $96.90 and remain at a discount to par ($100).
  Defaults: The Fund experienced zero defaults during the Period, compared to 15 defaults in the benchmark. Since the Fund’s inception, the Fund experienced 10 defaults, compared to 189 defaults in the benchmark over the same timeframe. The loan market default rate fell from 1.43% at the beginning of the Period to 0.73% at the end of the Period, remaining below the long-term average of 2.63% (January 1999 – October 2024). The avoidance of defaults generally benefits performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust Senior Loan Fund	9.42%	4.86%	4.03%
Morningstar® LSTA® US Leveraged Loan Index	10.56%	6.02%	4.92%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTSL for more recent performance information.
Net Assets	$ 2,162,866,940
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 18,917,277
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$2,162,866,940
Total number of portfolio holdings	237
Total advisory fee paid	$18,917,277
Portfolio turnover rate	125%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Software	17.6%
Insurance	13.2%
Hotels, Restaurants & Leisure	7.2%
Health Care Technology	6.7%
Money Market Funds	5.4%
IT Services	5.4%
Professional Services	4.9%
Containers & Packaging	4.7%
Health Care Providers & Services	4.2%
All Other	30.7%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
C000121641 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Tactical High Yield ETF
Class Name	First Trust Tactical High Yield ETF
Trading Symbol	HYLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Tactical High Yield ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Tactical High Yield ETF	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.91% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the ICE BofA US High Yield Constrained Index, which returned 16.49% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality: Performance across the credit quality spectrum was mixed during the Period but lower quality assets generally outperformed. The Fund benefited from an underweight allocation to assets rated BB. Conversely, the Fund’s overweight allocation to assets rated B, CCC and below, and higher-quality assets rated BBB were detractors to Fund performance.
  Asset Type: The Fund’s senior loan allocation detracted from performance relative to the benchmark as loans underperformed bonds during the Period (the Morningstar® LSTA® US Leveraged Loan Index returned 10.56% for the Period). The Fund began the Period with a 9.24% allocation to loans and ended the Period with a 10.88% allocation to loans.
  Leverage: The Fund began the Period with 5.90% leverage and ended the Period unlevered. The Fund’s use of leverage was a significant contributor to performance relative to the benchmark. Mitigating that benefit was the Fund’s net cash position while unlevered.
  Sector/Industry: Relative to the benchmark, the primary contributors to the Fund’s performance were its underweight allocation to the Energy sector, selection within the Capital Goods sector and an underweight allocation to, and selection within, the Leisure sector. Conversely, the Fund’s selection within the Technology and Electronics, Healthcare, and Insurance sectors were the primary detractors to the Fund’s performance.
  U.S. Treasury Rates: 10-Year U.S. Treasury yields declined by 65 basis points (“bps”) to 4.28% after entering the Period at a high of 4.93% and bouncing off a low of 3.62%. Falling Treasury rates are generally a tailwind to fixed income assets.
  Bond Spreads, Yields and Prices: High-yield bond spreads over treasuries compressed by 157 bps to T+288 bps. While high-yield bond spreads ended the Period below the long-term average of T+530 bps (December 1996 – October 2024), a yield-to-worst of 7.33% remains compelling. High-yield bond prices increased by $9.41 to $95.72 and remain at a discount to par ($100).
  Defaults: The Fund experienced zero defaults during the Period, compared to 7 defaults in the JP Morgan High-Yield Bond Universe. Since inception, the Fund experienced 10 defaults, compared to 281 defaults in the JP Morgan High-Yield Bond Universe over the same timeframe. The high-yield bond market default rate fell from 1.76% at the beginning of the Period to 0.55% at the end of the Period, remaining below the long-term average of 2.93% (March 1999 – October 2024).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust Tactical High Yield ETF	14.91%	3.04%	3.70%
ICE BofA US High Yield Constrained Index	16.49%	4.37%	4.77%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HYLS for more recent performance information.
Net Assets	$ 1,615,237,871
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 13,954,238
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$1,615,237,871
Total number of portfolio holdings	344
Total advisory fee paid	$13,954,238
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Software	15.1%
Insurance	12.3%
Containers & Packaging	7.8%
Media	6.7%
Hotels, Restaurants & Leisure	6.1%
Health Care Providers & Services	5.5%
Commercial Services & Supplies	4.8%
IT Services	4.1%
Food Products	3.8%
All Other	33.8%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
C000142755 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Enhanced Short Maturity ETF
Class Name	First Trust Enhanced Short Maturity ETF
Trading Symbol	FTSM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Enhanced Short Maturity ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Short Maturity ETF	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.70% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the ICE BofA 0-1 Year U.S. Treasury Index, which returned 5.47% for the same Period.
This outperformance was driven by yield curve positioning and credit spread performance. Yields fell significantly during the Period and the Federal Reserve (the “Fed”) cut its policy rate 50 basis points during the Period. In this environment, the Fund’s overweight duration posture was accretive relative to its benchmark. Improving credit spreads also contributed to relative performance and the Fund’s allocation to corporate bonds and securitized debt was the primary driver of outperformance during the Period. Within corporate credit, industry classifications that delivered the best total returns included construction machinery, other consumer cyclical, and banking. There were no industries that detracted from relative return. The Fund’s largest weights in corporate credit were in banking, healthcare, and technology. Within securitized assets, all sectors contributed to outperformance with the largest contribution coming from automobile and equipment asset-backed securities.
Throughout the Period, the Fund maintained a diversified allocation with an emphasis on securities having a high level of liquidity. Overall credit risk was kept low as the investment strategy focused on high quality, short-term holdings. The Fund’s weighted average duration ended the Period at 0.6 years and its weighted average maturity at 0.7 years. By maintaining a low duration and low average maturity, the strategy successfully achieved its three primary objectives: (1) optimizing income, (2) mitigating net asset value fluctuation and (3) providing a high level of liquidity. By capturing higher yields prior to the Fed cutting interest rates, the Fund achieved a 12-month distribution rate of 4.93% at the end of the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust Enhanced Short Maturity ETF	5.70%	2.39%	1.92%
ICE BofA 0-1 Year U.S. Treasury Index	5.47%	2.29%	1.72%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTSM for more recent performance information.
Net Assets	$ 6,160,767,211
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 29,162,388
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$6,160,767,211
Total number of portfolio holdings	400
Total advisory fee paid	$29,162,388
Portfolio turnover rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
FMC Corp., 5.44%, 11/01/24	1.1%
Targa Resources Corp., 5.03%, 11/01/24	1.1%
Jabil, Inc., 5.30%, 11/01/24	1.0%
AutoNation, Inc., 5.29%, 11/01/24	1.0%
T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, 05/22/28	0.8%
U.S. Treasury Note, 4.63%, 02/28/25	0.6%
Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/27	0.6%
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 04/13/28	0.6%
Plains All American Pipeline, L.P. / PAA Finance Corp., 3.60%, 11/01/24	0.6%
Williams Cos. (The), Inc., 4.00%, 09/15/25	0.6%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
FMC Corp., 5.44%, 11/01/24	1.1%
Targa Resources Corp., 5.03%, 11/01/24	1.1%
Jabil, Inc., 5.30%, 11/01/24	1.0%
AutoNation, Inc., 5.29%, 11/01/24	1.0%
T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, 05/22/28	0.8%
U.S. Treasury Note, 4.63%, 02/28/25	0.6%
Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/27	0.6%
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 04/13/28	0.6%
Plains All American Pipeline, L.P. / PAA Finance Corp., 3.60%, 11/01/24	0.6%
Williams Cos. (The), Inc., 4.00%, 09/15/25	0.6%

C000144296 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust High Income Strategic Focus ETF
Class Name	First Trust High Income Strategic Focus ETF
Trading Symbol	HISF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust High Income Strategic Focus ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HISF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HISF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust High Income Strategic Focus ETF	$20(1)	0.19%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.73% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, a blended benchmark consisting of a 70/30 blend of the Bloomberg US Aggregate Bond Index and the ICE BofA U.S. High Yield Constrained Index, which returned 12.31% for the same Period.
The underperformance was driven by the Fund’s lower allocation to assets sensitive to credit spread, such as high yield bonds, relative to the benchmark and a modestly shorter duration than the benchmark. The benchmark allocation to high yield bonds is 30% while the primary exposure to high yield bonds in the Fund was through the First Trust Tactical High Yield ETF (“HYLS”) and was held between 15% and 20% of the Fund.
At the start of the Period, the Fund carried a relatively conservative allocation to credit risk as the Federal Reserve (the “Fed”) had just completed 525 basis points (“bps”) of interest rate hikes over the prior 15 months. Meanwhile, high yield corporate bond spreads tightened from 445 to 288 bps and the ICE BofA U.S. High Yield Constrained Index returned 16.49% as ‘risk’ assets continued to price a ‘soft landing’ scenario benefiting from continued economic and corporate profit growth. The Fed remained on hold until the very end of the Period when they cut the Federal Funds target rate by 50 bps on September 20, 2024. Though rates were volatile, the monetary policy transition provided a tailwind to lower U.S. Treasury rates as the 10-Year U.S. Treasury yield declined 64 bps from 4.93% to 4.29% benefitting longer duration securities during the Period.
The Fund’s largest allocation during the Period, the First Trust TCW Opportunistic Fixed Income ETF (“FIXD”), was held between 32.5% and 40% of the Fund. FIXD, a Core Opportunistic Fund, returned 11.07% for the Period and outperformed the Bloomberg US Aggregate Bond Index (the “Index”) which returned 10.55%. This outperformance relative to the Index was driven by FIXD’s longer duration, 6.88 years on average versus 6.10 years for the Index, however FIXD underperformed the benchmark with less exposure to high yield.
HYLS was the largest contributor to positive performance during the Period and returned 15.17%, benefiting from tightening credit spreads, declining interest rates and elevated levels of income.
The Fund’s allocation to high quality, short duration securities detracted from relative performance during the Period. The First Trust Low Duration Opportunities ETF and First Trust Limited Duration Investment Grade Corporate ETF were held between 12% and 15% of the Fund each and returned 8.75% and 8.51%, respectively. Declining interest rates and tighter high yield spreads benefitted funds with longer duration and exposure to higher risk securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	10 Year
First Trust High Income Strategic Focus ETF	10.73%	1.50%	2.84%
Blended Index(1)	12.31%	1.19%	2.51%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Russell 3000® Index	37.86%	14.60%	12.44%
(1)	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HISF for more recent performance information.
Net Assets	$ 46,527,154
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 68,389
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$46,527,154
Total number of portfolio holdings	9
Total advisory fee paid	$68,389
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%

C000144500 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low Duration Opportunities ETF
Class Name	First Trust Low Duration Opportunities ETF
Trading Symbol	LMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Low Duration Opportunities ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LMBS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LMBS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Opportunities ETF	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.59% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the ICE BofA 1-5 Year US Treasury & Agency Index, which returned 6.18% for the same Period.
This 241 basis points (“bps”) of outperformance was due to several factors during the Period:
  Active yield curve exposure management benefited the Fund as yields declined.
  Overall, the usage of derivatives had a positive impact on the Fund’s performance. The Fund experienced significant benefit from its usage of Treasury Future options, while performance was mildly negative from Treasury futures. However, most of the negative return can be attributed to the Fund being short Treasury futures to hedge some of the yield curve risk from mortgage-backed securities (“MBS”).
  The Fund’s Agency MBS allocation contributed to outperformance as spreads tightened meaningfully in the sector.
  Overall, the Fund maintained a higher level of income than its benchmark, which also contributed to outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 4, 2014 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (11/4/14)
First Trust Low Duration Opportunities ETF	8.59%	1.58%	2.58%
ICE BofA 1-5 Year US Treasury & Agency Index	6.18%	1.00%	1.34%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.50%

Performance Inception Date	Nov. 04, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LMBS for more recent performance information.
Net Assets	$ 4,546,478,532
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 26,368,402
Investment Company Portfolio Turnover	413.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$4,546,478,532
Total number of portfolio holdings	1,074
Total advisory fee paid	$26,368,402
Portfolio turnover rate	413%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	81.6%
Mortgage-Backed Securities	6.5%
U.S. Government Bonds and Notes	5.0%
Asset-Backed Securities	3.4%
Exchange-Traded Funds	0.1%
Money Market Funds	13.0%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.4%)
Written Options	(0.6%)
Net Other Assets and Liabilities(1)	(8.6%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2)The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LMBS or upon request at 1-800-621-1675 or info@ftportfolios.com.
On June 2, 2024, the Board of Trustees of First Trust Exchange-Traded Fund IV, of which the Fund is a series, approved a Fee Offset Agreement on behalf of the Fund. Effective July 1, 2024, First Trust Advisors L.P., the Fund’s investment advisor (the “Advisor”) has agreed to offset the acquired fund fees that the Fund pays as an investor in other exchange-traded funds advised by the Advisor. The offset takes the form of a reduction of the management fee the Advisor charges to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LMBS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/LMBS
C000159952 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SSIStrategic Convertible Securities ETF
Class Name	First Trust SSIStrategic Convertible Securities ETF
Trading Symbol	FCVT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SSI Strategic Convertible Securities ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCVT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCVT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SSI Strategic Convertible Securities ETF	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.40% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the ICE BofA US Convertible Index (VXA0), which returned 20.97% for the same Period.
This outperformance was due to the Fund’s overweight in convertibles of growth companies, as growth outperformed value.
  Declining inflation, strong economic growth, monetary easing by the Federal Reserve (the “Fed”) and accelerating earnings growth have acted as tailwinds for the economy and the convertibles market.
  Convertible performance was driven by positive returns in both equities and high yield markets. The S&P 500® Index rose 38.02%, while the Russell 2000® Index rose 34.07% and the Bloomberg High Yield Index rose 16.47%.
  Economic activity remains resilient with GDPNow predicting 2.7% growth in the third quarter of 2024.
  Corporate earnings growth is expected to increase 9% in 2024, accelerating to 13% in 2025.
  High Yield credit spreads narrowed by 155 basis points (“bps”) and are near 52-week lows.
  Ten-year Treasury yields fell by 64 bps to 4.29% as the Fed began cutting interest rates as the rate of inflation has declined.
  Convertible new issuance increased from $50 billion in fiscal year 2023 to $78 billion in fiscal year 2024. This has broadened the opportunity set for investors.

Key factors impacting relative performance during the Period:
  The Fund’s overweight in convertibles of growth companies helped relative performance as growth outperformed value.
  An overweight in securities of investment grade companies helped relative performance as investment grade outperformed speculative grade.
  Security selection in Technology, particular Artificial Intelligence levered companies, made the largest contribution to relative returns.
  An overweight allocation to, and security selection in, Industrials also aided relative returns.
  Security selection in the Communications Services (not owning one distressed credit in particular that outperformed) and Retail sectors were the largest detractors from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 3, 2015 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (11/3/15)
First Trust SSI Strategic Convertible Securities ETF	22.40%	8.76%	8.47%
ICE BofA US Convertible Index	20.97%	10.33%	9.73%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.47%

Performance Inception Date	Nov. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCVT for more recent performance information.
Net Assets	$ 69,698,297
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 779,213
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$69,698,297
Total number of portfolio holdings	126
Total advisory fee paid	$779,213
Portfolio turnover rate	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NextEra Energy Capital Holdings, Inc.	3.2%
Apollo Global Management, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
MicroStrategy, Inc.	1.9%
Wells Fargo & Co.	1.8%
Uber Technologies, Inc.	1.8%
Morgan Stanley Finance LLC	1.7%
Seagate HDD Cayman	1.6%
Palo Alto Networks, Inc.	1.5%
Bank of America Corp.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NextEra Energy Capital Holdings, Inc.	3.2%
Apollo Global Management, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
MicroStrategy, Inc.	1.9%
Wells Fargo & Co.	1.8%
Uber Technologies, Inc.	1.8%
Morgan Stanley Finance LLC	1.7%
Seagate HDD Cayman	1.6%
Palo Alto Networks, Inc.	1.5%
Bank of America Corp.	1.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCVT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2024, the Fund’s shareholders approved: (i) a new investment sub-advisory agreement with SSI Investment Management LLC for the Fund; and (ii) a “manager of managers” structure for the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCVT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FCVT
C000207230 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long Duration Opportunities ETF
Class Name	First Trust Long Duration Opportunities ETF
Trading Symbol	LGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Long Duration Opportunities ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long Duration Opportunities ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.70% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the ICE BofA 5+ Year US Treasury Index, which returned 11.66% for the same Period.
This 204 basis points (“bps”) of outperformance was due to several factors during the Period:
  The Fund generally maintained a longer duration compared to the benchmark, which contributed to outperformance as yields declined over the Period.
  The Fund’s allocation to Agency Mortgage-Backed Securities contributed to outperformance as spreads tightened meaningfully over the Period.
  The use of derivatives was a net benefit to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 22, 2019 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (1/22/19)
First Trust Long Duration Opportunities ETF	13.70%	-2.22%	0.34%
ICE BofA 5+ Year US Treasury Index	11.66%	-2.76%	-0.27%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.23%

Performance Inception Date	Jan. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LGOV for more recent performance information.
Net Assets	$ 621,249,277
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 2,723,982
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$621,249,277
Total number of portfolio holdings	128
Total advisory fee paid	$2,723,982
Portfolio turnover rate	182%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	78.0%
U.S. Government Bonds and Notes	20.5%
U.S. Government Agency Securities	4.2%
Exchange-Traded Funds	0.1%
Money Market Funds	1.7%
Purchased Options	0.0%
Written Options	(0.2%)
Net Other Assets and Liabilities(1)	(4.3%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1)  Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000213865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust EIP Carbon Impact ETF
Class Name	First Trust EIP Carbon Impact ETF
Trading Symbol	ECLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust EIP Carbon Impact ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ECLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ECLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust EIP Carbon Impact ETF	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.63% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the PHLX Utility Sector Index, which returned 38.20% for the same Period.
This underperformance was attributable to an underweight position in a merchant power company that experienced above normal earnings growth and multiple expansion relative to the other regulated utilities in the Fund. Overweight positions in some renewable developers and a liquefied natural gas (“LNG”) infrastructure company also contributed to the Fund’s relative performance. Energy Income Partners, LLC, the Fund’s sub-advisor, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the benchmark.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by multiple contractions of some renewable developers and an LNG infrastructure company in the Fund.
Top Contributors:
  DT Midstream, Inc.
  Targa Resources Corp.
  The Williams Cos., Inc.
  Public Service Enterprise Group, Inc.
  The Southern Co.

Top Detractors:
  NextEra Energy Partners, L.P.
  EDP Renovaveis S.A.
  Cheniere Energy Partners, L.P.
  Orsted A/S
  CenterPoint Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 19, 2019 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (8/19/19)
First Trust EIP Carbon Impact ETF	32.63%	9.45%	9.70%
PHLX Utility Sector Index	38.20%	7.82%	8.50%
S&P 500® Index	38.02%	15.27%	15.56%

Performance Inception Date	Aug. 19, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ECLN for more recent performance information.
Net Assets	$ 14,609,993
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 243,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$14,609,993
Total number of portfolio holdings	53
Total advisory fee paid	$243,841
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	7.0%
DT Midstream, Inc.	6.1%
Targa Resources Corp.	4.7%
Sempra	4.0%
Atmos Energy Corp.	3.9%
American Electric Power Co., Inc.	3.7%
Xcel Energy, Inc.	3.7%
PPL Corp.	3.5%
Williams (The) Cos., Inc.	3.4%
WEC Energy Group, Inc.	3.2%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	7.0%
DT Midstream, Inc.	6.1%
Targa Resources Corp.	4.7%
Sempra	4.0%
Atmos Energy Corp.	3.9%
American Electric Power Co., Inc.	3.7%
Xcel Energy, Inc.	3.7%
PPL Corp.	3.5%
Williams (The) Cos., Inc.	3.4%
WEC Energy Group, Inc.	3.2%

C000225182 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Class Name	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®
Trading Symbol	KNG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.80% for the twelve months ended October 31, 2024. The Fund underperformed its benchmark, the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series, which returned 21.57% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	21.57%
Short Call Options	-0.02%
Expenses (pro-rated annual expense ratio)	-0.75%
The top five performing holdings in the Fund for the Period were Pentair PLC, Caterpillar, Inc., Cintas Corp., W.W. Grainger, Inc., and Walmart, Inc., with returns of 72.5%, 69.1%, 63.8%, 53.3%, and 52.5%, respectively.
The bottom five performing holdings in the Fund for the Period were Albemarle Corp., Archer-Daniels-Midland Co., Brown-Forman Corp., Class B, Genuine Parts Co., and Becton Dickinson & Co., with returns of -24.2%, -20.3%, -20.2%, -8.5%, and -6.1%, respectively.
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 26, 2018 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	5 Year	Since Inception (3/26/18)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	20.80%	8.82%	9.49%
Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series	21.57%	9.61%	10.31%
S&P 500® Dividend Aristocrats Index	24.17%	10.12%	10.84%
S&P 500® Index	38.02%	15.27%	14.18%

Performance Inception Date	Mar. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/KNG for more recent performance information.
Net Assets	$ 3,420,172,722
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 19,306,192
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$3,420,172,722
Total number of portfolio holdings	133
Total advisory fee paid	$19,306,192
Portfolio turnover rate	206%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.2%
Money Market Funds	0.1%
Written Options	(0.3%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation

C000229146 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Limited DurationInvestment Grade Corporate ETF
Class Name	First Trust Limited DurationInvestment Grade Corporate ETF
Trading Symbol	FSIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Limited Duration Investment Grade Corporate ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.58% for the 12 months ended October 31, 2024. The Fund underperformed its benchmark, the Bloomberg US Corporate Bond 1-5 Year Index, which returned 8.83% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality:  Performance across the credit quality spectrum was strong during the Period but lower quality assets generally outperformed. The Fund benefited from an overweight allocation to assets rated BBB- and below.
  Asset Type:  The Fund’s commercial paper and cash allocation detracted from performance relative to the benchmark as those assets underperformed bonds during the Period. The Fund’s average exposure to commercial paper and cash during the Period was 2.36%.
  Sector/Industry: Relative to the benchmark, the primary contributors to the Fund’s performance were its security selection within the Technology, Healthcare, and Construction Machinery & Manufacturing sectors. Conversely, the Fund’s underweight allocation to, and selection in, the Banking sector was the primary detractor to Fund performance.
  Duration: On average, the Fund maintained a duration that was 0.19 years longer than the benchmark during the Period, which had a modest positive contribution to the Fund’s performance as interest rates shifted lower over that time.
  U.S. Treasury Rates: 10-Year U.S. Treasury yields declined by 65 basis points (“bps”) to 4.28% after entering the Period at a high of 4.93% and bouncing off a low of 3.62%. Falling Treasury rates are generally a tailwind to fixed income assets.
  Bond Spreads, Yields and Prices: The benchmark’s spread over treasuries compressed by 47 bps to T+61 bps. While spreads ended the Period below the long-term average of T+109 bps (January 1990 – October 2024), a yield-to-worst of 4.82% remains above the long-term average of 4.51% (January 1990 – October 2024). The benchmark’s bond prices increased by $4.34 to $98.14 and remain at a discount to par ($100).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2021 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (11/17/21)
First Trust Limited Duration Investment Grade Corporate ETF	8.58%	1.83%
Bloomberg US Corporate Bond 1-5 Year Index	8.83%	1.56%
Bloomberg US Aggregate Bond Index	10.55%	-2.14%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 12, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSIG for more recent performance information.
Net Assets	$ 1,236,486,240
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 5,751,636
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$1,236,486,240
Total number of portfolio holdings	304
Total advisory fee paid	$5,751,636
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
MSCI, Inc., 4.00%, 11/15/29	1.4%
Open Text Corp., 6.90%, 12/01/27	1.3%
United Rentals North America, Inc., 6.00%, 12/15/29	1.2%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.2%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.1%
Energy Transfer, L.P., 5.03%, 11/01/24	1.0%
FMC Corp., 5.44%, 11/01/24	1.0%
Jabil, Inc., 5.30%, 11/01/24	1.0%
Berry Global, Inc., 5.50%, 04/15/28	0.9%
IQVIA, Inc., 5.70%, 05/15/28	0.9%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
MSCI, Inc., 4.00%, 11/15/29	1.4%
Open Text Corp., 6.90%, 12/01/27	1.3%
United Rentals North America, Inc., 6.00%, 12/15/29	1.2%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.2%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.1%
Energy Transfer, L.P., 5.03%, 11/01/24	1.0%
FMC Corp., 5.44%, 11/01/24	1.0%
Jabil, Inc., 5.30%, 11/01/24	1.0%
Berry Global, Inc., 5.50%, 04/15/28	0.9%
IQVIA, Inc., 5.70%, 05/15/28	0.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
Subsequent to the fiscal year ended October 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
Effective November 12, 2023, the investment advisor’s agreement to waive management fees in the amount of 0.10% of the Fund’s average daily net assets was terminated.

Material Fund Change Expenses [Text Block]	Effective November 12, 2023, the investment advisor’s agreement to waive management fees in the amount of 0.10% of the Fund’s average daily net assets was terminated.
Material Fund Change Strategies [Text Block]
Subsequent to the fiscal year ended October 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
Subsequent to the fiscal year ended October 31, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSIG
C000237940 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Rising Dividend AchieversTarget Income ETF
Class Name	FT Vest Rising Dividend AchieversTarget Income ETF
Trading Symbol	RDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Rising Dividend Achievers Target Income ETF	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.07% for the twelve months ended October 31, 2024. The Fund underperformed its benchmark, the Nasdaq US Rising Dividend AchieversTM Index, which returned 36.72% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	36.72%
Short Call Options	-3.90%
Expenses (pro-rated annual expense ratio)	-0.75%
The top five performing holdings in the Fund for the Period were Mueller Industries, Inc., Synchrony Financial, American Express Co., Discover Financial Services, and Equitable Holdings, Inc., with returns of 120.5%, 100.1%, 87.2%, 85.4%, and 75.1%, respectively.
The bottom five performing holdings in the Fund for the Period were Humana, Inc., NIKE, Inc., Archer-Daniels-Midland Company, PACCAR, Inc., and Elevance Health, Inc., with returns of -33.4%, -21.9%, -20.3%, -11.4%, and -8.7%, respectively.
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 19, 2022 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (10/19/22)
FT Vest Rising Dividend Achievers Target Income ETF	32.07%	20.96%
Nasdaq US Rising Dividend AchieversTM Index	36.72%	23.38%
S&P 500® Index	38.02%	25.75%

Performance Inception Date	Oct. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RDVI for more recent performance information.
Net Assets	$ 1,428,215,152
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,140,277
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$1,428,215,152
Total number of portfolio holdings	52
Total advisory fee paid	$7,140,277
Portfolio turnover rate	78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.8%
Money Market Funds	0.2%
Written Options	(0.0%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%

C000238479 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Strategy ETF
Class Name	FT Energy Income Partners Strategy ETF
Trading Symbol	EIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Energy Income Partners Strategy ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Strategy ETF	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.83% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the S&P Global 1200 Energy Index, which returned 6.85% for the same Period.
This outperformance was attributable to overweight positions in natural gas pipeline companies, pipeline master limited partnerships, and electric utilities that outperformed the benchmark and are either underweight or are not included in the benchmark. Underweight positions in cyclical energy companies such as oil and gas producers, in addition to integrated oil companies relative to the benchmark, also contributed to the Fund’s relative performance. The Fund tends to be overweight companies that have more stable and growing earnings such as pipeline and utility companies relative to the benchmark, while the benchmark tends to be overweight cyclical energy companies such as oil and gas producers and integrated oil companies.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by lower year-over-year crude oil prices and refining margins that had a negative impact on earnings of the oil and gas producers and integrated oil companies in the Fund.
Top Contributors:
  Energy Transfer, L.P.
  DT Midstream, Inc.
  Kinder Morgan, Inc.
  Enterprise Products Partners, L.P.
  MPLX, L.P.

Top Detractors:
  BP PLC
  Halliburton Co.
  Schlumberger NV
  NextEra Energy Partners, L.P.
  Vital Energy Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 2, 2022 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (11/2/22)
FT Energy Income Partners Strategy ETF	20.83%	14.65%
S&P Global 1200 Energy Index	6.85%	5.76%
MSCI World Index	33.68%	22.76%

Performance Inception Date	Nov. 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EIPX for more recent performance information.
Net Assets	$ 332,447,071
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,696,410
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$332,447,071
Total number of portfolio holdings	81
Total advisory fee paid	$2,696,410
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	6.9%
Shell PLC, ADR	5.4%
Energy Transfer, L.P.	5.3%
TotalEnergies SE, ADR	4.8%
Imperial Oil Ltd.	4.5%
MPLX, L.P.	3.9%
Exxon Mobil Corp.	3.8%
Kinder Morgan, Inc.	3.2%
ONEOK, Inc.	3.0%
Plains GP Holdings, L.P., Class A	2.7%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	6.9%
Shell PLC, ADR	5.4%
Energy Transfer, L.P.	5.3%
TotalEnergies SE, ADR	4.8%
Imperial Oil Ltd.	4.5%
MPLX, L.P.	3.9%
Exxon Mobil Corp.	3.8%
Kinder Morgan, Inc.	3.2%
ONEOK, Inc.	3.0%
Plains GP Holdings, L.P., Class A	2.7%

C000241798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest DJIA® Dogs 10 Target Income ETF
Class Name	FT Vest DJIA® Dogs 10 Target Income ETF
Trading Symbol	DOGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOGG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOGG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest DJIA® Dogs 10 Target Income ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.42% for the twelve months ended October 31, 2024. The Fund underperformed its benchmark, the Dow Jones Industrial Average, which returned 28.85% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities (and synthetic equities)	23.50%
Short Call Options	-6.33%
Expenses (pro-rated annual expense ratio)	-0.75%
The top five performing holdings in the Fund for the Period were 3M Co., International Business Machines Corp., Amgen, Inc., Verizon Communications, Inc., and JPMorgan Chase & Co., with returns of 76.6%, 48.6%, 29.6%, 28.0%, and 26.2%, respectively.
The bottom five performing holdings in the Fund for the Period were Walgreens Boots Alliance, Inc., Johnson & Johnson, Chevron Corp., Dow, Inc., and Cisco Systems, Inc., with returns of -51.8%, 3.0%, 6.5%, 7.5%, and 8.5%, respectively.
The Fund holds a basket of equities and synthetic equities, as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 26, 2023 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (4/26/23)
FT Vest DJIA® Dogs 10 Target Income ETF	16.42%	10.40%
Dow Jones Industrial Average®	28.85%	18.47%
S&P 500® Index	38.02%	27.13%

Performance Inception Date	Apr. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DOGG for more recent performance information.
Net Assets	$ 34,194,748
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 195,434
Investment Company Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$34,194,748
Total number of portfolio holdings	42
Total advisory fee paid	$195,434
Portfolio turnover rate	570%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	49.7%
U.S. Treasury Bills	79.4%
Money Market Funds	0.4%
Purchased Options	0.1%
Written Options	(32.0%)
Net Other Assets and Liabilities	2.4%
Total	100.0%
Sector Allocation

C000243637 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IntermediateGovernment Opportunities ETF
Class Name	First Trust IntermediateGovernment Opportunities ETF
Trading Symbol	MGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Intermediate Government Opportunities ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Government Opportunities ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.51% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the ICE US Treasury, Agency & MBS Index, which returned 9.52% for the same Period.
This 199 basis points (“bps”) of outperformance was due to several factors during the Period:
  The Fund had modestly higher average duration compared to its benchmark and outperformed as yields declined over the Period.
  The Fund’s allocation to Agency Mortgage-Backed Securities aided performance as spreads tightened significantly in the sector.
  Overall, the use of derivatives was a net benefit to the Fund’s performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 2, 2023 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (8/2/23)
First Trust Intermediate Government Opportunities ETF	11.51%	5.03%
ICE US Treasury, Agency & MBS Index	9.52%	4.15%
Bloomberg US Aggregate Bond Index	10.55%	5.01%

Performance Inception Date	Aug. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MGOV for more recent performance information.
Net Assets	$ 60,296,141
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 208,405
Investment Company Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$60,296,141
Total number of portfolio holdings	121
Total advisory fee paid	$208,405
Portfolio turnover rate	344%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	102.5%
U.S. Government Bonds and Notes	6.2%
Exchange-Traded Funds	0.2%
Money Market Funds	2.3%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.7%)
Written Options	(0.7%)
Net Other Assets and Liabilities(1)	(9.8%)
Total	100.0%
Credit Quality (2)
(1)  Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000243955 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Intermediate DurationInvestment Grade Corporate ETF
Class Name	First Trust Intermediate DurationInvestment Grade Corporate ETF
Trading Symbol	FIIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Duration Investment Grade Corporate ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.82% for the 12 months ended October 31, 2024.  The Fund underperformed its benchmark, the Bloomberg US Credit Corp 5-10 Year Index, which returned 14.27% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality: Performance across the credit quality spectrum was strong during the Period but lower quality assets generally outperformed.  The Fund benefited from an overweight allocation to assets rated BBB- and below.
  Asset Type:  The Fund’s commercial paper and cash allocation detracted from performance relative to the benchmark as those assets underperformed bonds during the Period.  The Fund’s average exposure to commercial paper and cash during the Period was 2.78%.
  Sector/Industry:  Relative to the benchmark, the primary contributors to the Fund’s performance were its security selection within the Technology, Healthcare, and Food & Beverage sectors.  Conversely, the Fund’s underweight allocation to and selection within the Banking sector was the primary detractor to Fund performance.
  Duration:  On average, the Fund maintained a duration that was 0.39 years longer than the benchmark during the Period, which had a modest positive contribution to the Fund’s performance as interest rates shifted lower over that time.
  U.S. Treasury Rates:  10-Year U.S. Treasury yields declined by 65 basis points (“bps”) to 4.28% after entering the Period at a high of 4.93% and bouncing off a low of 3.62%. Falling Treasury rates are generally a tailwind to fixed income assets.
  Bond Spreads, Yields and Prices:  The benchmark’s spread over treasuries compressed by 56 bps to T+90 bps.  While spreads ended the Period below the long-term average of T+154 bps (January 1999 – October 2024), a yield-to-worst of 5.16% remains above the long-term average of 4.71% (January 1999 – October 2024).  The benchmark’s bond prices increased by $9.60 to $95.16 and remain at a discount to par ($100).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 2, 2023 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (8/2/23)
First Trust Intermediate Duration Investment Grade Corporate ETF	13.82%	7.43%
Bloomberg US Credit Corp 5-10 Year Index	14.27%	7.76%
Bloomberg US Aggregate Bond Index	10.55%	5.01%

Performance Inception Date	Aug. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIIG for more recent performance information.
Net Assets	$ 376,865,511
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 964,414
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$376,865,511
Total number of portfolio holdings	270
Total advisory fee paid	$964,414
Portfolio turnover rate	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alcon Finance Corp., 5.38%, 12/06/32	1.5%
Bank of America Corp., 4.57%, 04/27/33	1.4%
MSCI, Inc., 3.88%, 02/15/31	1.3%
Brown & Brown, Inc., 5.65%, 06/11/34	1.2%
Willis North America, Inc., 5.35%, 05/15/33	1.1%
CoStar Group, Inc., 2.80%, 07/15/30	1.1%
CCL Industries, Inc., 3.05%, 06/01/30	1.1%
JPMorgan Chase & Co., 4.91%, 07/25/33	1.1%
Icon Investments Six Designated Activity Co., 6.00%, 05/08/34	1.1%
Cadence Design Systems, Inc., 4.70%, 09/10/34	1.0%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Alcon Finance Corp., 5.38%, 12/06/32	1.5%
Bank of America Corp., 4.57%, 04/27/33	1.4%
MSCI, Inc., 3.88%, 02/15/31	1.3%
Brown & Brown, Inc., 5.65%, 06/11/34	1.2%
Willis North America, Inc., 5.35%, 05/15/33	1.1%
CoStar Group, Inc., 2.80%, 07/15/30	1.1%
CCL Industries, Inc., 3.05%, 06/01/30	1.1%
JPMorgan Chase & Co., 4.91%, 07/25/33	1.1%
Icon Investments Six Designated Activity Co., 6.00%, 05/08/34	1.1%
Cadence Design Systems, Inc., 4.70%, 09/10/34	1.0%

C000243959 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Class Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Trading Symbol	SDVD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest SMID Rising Dividend Achievers Target Income ETF	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.82% for the twelve months ended October 31, 2024. The Fund underperformed its benchmark, the Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index, which returned 37.60% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	37.60%
Short Call Options	-1.93%
Expenses (pro-rated annual expense ratio)	-0.85%
The top five performing holdings in the Fund for the Period were Jackson Financial, Inc., Mueller Industries, Inc., Toll Brothers, Inc., Synchrony Financial, and Synovus Financial Corp., with returns of 184.1%, 120.5%, 108.7%, 100.1%, and 98.8%, respectively.
The bottom five performing holdings in the Fund for the Period were Carter’s, Inc., HF Sinclair Corp., Lear Corporation, Shutterstock, Inc., and Insperity, Inc., with returns of -34.9%, -33.7%, -30.8%, -26.1%, and -23.8%, respectively.
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 9, 2023 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (8/9/23)
FT Vest SMID Rising Dividend Achievers Target Income ETF	34.82%	17.53%
Russell 2000® Index	34.07%	12.73%
Russell 3000® Index	37.86%	23.03%
Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index	37.60%	18.80%

Performance Inception Date	Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SDVD for more recent performance information.
Net Assets	$ 153,647,230
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 704,364
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$153,647,230
Total number of portfolio holdings	97
Total advisory fee paid	$704,364
Portfolio turnover rate	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.7%
Money Market Funds	0.3%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

C000243963 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Technology Dividend Target Income ETF
Class Name	FT Vest Technology Dividend Target Income ETF
Trading Symbol	TDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Technology Dividend Target Income ETF (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Technology Dividend Target Income ETF	$91	0.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 41.71% for the twelve months ended October 31, 2024. The Fund underperformed its benchmark, the Nasdaq Technology DividendTM Index, which returned 46.10% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	46.10%
Short Call Options	-3.64%
Expenses (pro-rated annual expense ratio)	-0.75%
The top five performing holdings in the Fund for the Period were Ubiquiti, Inc., Broadcom, Inc., InterDigital, Inc., Clear Secure, Inc., and Dell Technologies, Inc., with returns of 122.6%, 104.9%, 102.8%, 95.2%, and 87.7%, respectively.
The bottom five performing holdings in the Fund for the Period were Methode Electronics, Inc., Concentrix Corporation, STMicroelectronics N.V., Simulations Plus, Inc., and Cable One, Inc., with returns of -47.5%, -46.0%, -39.1%, -36.7%, and -36.1%, respectively.
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 9, 2023 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	1 Year	Since Inception (8/9/23)
FT Vest Technology Dividend Target Income ETF	41.71%	28.01%
Nasdaq-100 Index®	39.19%	26.21%
S&P 500® Index	38.02%	23.85%
Nasdaq Technology DividendTM Index	46.10%	30.62%

Performance Inception Date	Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/TDVI for more recent performance information.
Net Assets	$ 42,399,310
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 155,753
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$42,399,310
Total number of portfolio holdings	87
Total advisory fee paid	$155,753
Portfolio turnover rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.6%
Money Market Funds	0.3%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%

C000248088 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Dow Jones Internet & Target Income ETF
Class Name	FT Vest Dow Jones Internet & Target Income ETF
Trading Symbol	FDND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) for the period of March 20, 2024 (commencement of investment operations) to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Dow Jones Internet & Target Income ETF	$48(1)	0.75%(2)
(1)	The Fund commenced investment operations on March 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 48	[2]
Expense Ratio, Percent	0.75%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.33% for the period from the Fund’s inception on March 20, 2024 through October 31, 2024. The Fund underperformed its benchmark, the Dow Jones Internet Composite  IndexSM, which returned 6.89% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	6.89%
Short Call Options	-1.11%
Expenses (pro-rated annual expense ratio)	-0.45%
The top five performing holdings in the Fund for the Period were Carvana Co., Smartsheet, Inc., Paycom Software, Inc., GoDaddy, Inc., and ROBLOX Corp., with returns of 186.2%, 45.2%, 42.1%, 40.0%, and 36.8%, respectively.
The bottom five performing holdings in the Fund for the Period were Fastly, Inc., Teladoc Health, Inc., Okta, Inc., ZoomInfo Technologies, Inc., and Snowflake, Inc., with returns of -45.2%, -43.2%, -31.9%, -30.4%, and -29.6%, respectively.
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 20, 2024 to October 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2024)	Since Inception (3/20/24)
FT Vest Dow Jones Internet & Target Income ETF	5.33%
Dow Jones Internet Composite IndexSM	6.89%
S&P 500® Index	10.07%

Performance Inception Date	Mar. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDND for more recent performance information.
Net Assets	$ 2,044,042
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,998
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2024)
Fund net assets	$2,044,042
Total number of portfolio holdings	43
Total advisory fee paid	$6,998
Portfolio turnover rate	194%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.8%
Money Market Funds	0.2%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	The Fund commenced investment operations on March 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[3]	Annualized.